Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 22, 2024	Aug. 02, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Accumulated deficit			$ 254,879,047		$ 254,879,047		$ 235,106,206	$ 208,187,210
Working capital deficiency			10,200,000		10,200,000		7,500,000
Loss from operations			7,984,874	$ 3,362,646	19,772,840	$ 10,841,171	25,537,315	59,999,072
Operating Income (Loss)			3,629,616	$ 3,154,088	15,114,139	$ 10,524,492	25,167,116	55,873,771	$ 53,000,000.0
Marketable securities			0		0		0	0
Restricted Cash
Long-Term Line of Credit										$ 30,000,000
Prepaid advertising credits			2,000,000		2,000,000		2,000,000
Prepaid expenses			19,248,357		$ 19,248,357		$ 19,020,159	$ 19,409,323
Shares purchased							350,000	3,000
Advertising Expense							$ 377,000	$ 1,261,000
Description of income tax likelihood of unfavourable settlement					on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.		on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Loss from operations								60,000,000.0	$ 53,000,000.0
FDIC deposit			11,047		$ 11,047
Allowance for uncollectable receivables			$ 104,270		$ 104,270		$ 97,520
AutoLotto [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage		4.00%
Ownership percentage		20.00%
Class A-1 Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares purchased		186,666
Class A-1 Common Stock [Member] | AutoLotto [Member]
Property, Plant and Equipment [Line Items]
Shares purchased		186,666
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			5 years		5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			3 years		3 years
Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables							84,520	$ 84,520
Uncollectible Receivables [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables							$ 10,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Concentration risk credit risk uninsured deposits	13,356